FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
Disclosure Of Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT [Text Block]

27. FINANCIAL RISK MANAGEMENT

a) Overview

In the normal course of business, the Company is inherently exposed to market, liquidity, and credit risk through its use of financial instruments. The timeframe and manner in which the Company manages these risks vary based on management's assessment of the risk and available alternatives for mitigating it. The Board approves and monitors risk management processes, including treasury policies, counterparty limits, and controlling and reporting structures.

b) Market risk

Market risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market prices.  Market prices comprise three types of risk: commodity price risk; interest rate risk; and currency risk.  Financial instruments affected by market risk include: cash; accounts receivable; marketable securities; subscription receipts; reclamation deposits; accounts payable and accrued liabilities; debt and derivatives.

The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return. The Company buys copper put options in order to reduce commodity price risk. The derivative instruments employed by the Company are considered to be economic hedges but are not designated as hedges for accounting purposes.

Commodity price risk

The Company is exposed to the risk of fluctuations in prevailing market commodity prices on the metals it produces. The Company enters into copper put and call option contracts to reduce the risk of short-term copper price volatility. The amount and duration of the positions are based on an assessment of business-specific risk elements combined with the copper pricing outlook. Copper collar contracts are typically extended, adding incremental quarters at established put strike prices to provide the necessary price protection.

Settlement receivables, included in accounts receivable, incorporate provisional pricing mechanisms that have the characteristics of a commodity derivative and are measured at FVPL.

The table below summarizes the impact on revenue and receivables for changes in commodity prices on the provisionally invoiced sales volumes:

	As at December 31,
	2025	2024
Copper increase/decrease by US$0.10 per pound(1)	335	1,270

(1) The analysis is based on the assumption that the year-end copper price increases/decreases US$0.10 per pound with all other variables held constant. As at December 31, 2025, 2.4 million (2024 - 8.8 million) pounds of copper in concentrate were exposed to copper price movements. The closing exchange rate at December 31, 2025 of CAD/USD 1.37 (2024 - 1.44) was used in the analysis.

The sensitivities in the above tables have been determined with foreign currency exchange rates held constant. The relationship between commodity prices and foreign currencies is complex, and movements in foreign exchange can impact commodity prices. The sensitivities should, therefore, be used with care.

Interest rate risk

The Company is exposed to interest rate risk on its outstanding debt and investments, and cash, from the possibility that changes in market interest rates will affect future cash flows or the fair value of fixed-rate interest-bearing financial instruments.

The table below summarizes the impact on net loss for a change of 100 basis points in interest rates at the reporting date. This analysis assumes that all other variables, in particular foreign currency rates, remain constant. It assumes that the change in interest rates is effective from the beginning of the financial year and balances are constant over the year. However, interest rates and balances of the Company may not remain constant in the coming financial year, and therefore such sensitivity analysis should be used with care.

	As at December 31,
	2025	2024
Fair value sensitivity for fixed-rate instruments
Senior secured notes	(5,102)	(3,444)
Lease liabilities	(221)	(358)
Gibraltar equipment loans	(306)	(421)
	(5,629)	(4,223)
Cash flow sensitivity for variable-rate instruments
Cash	1,359	1,206

Currency risk

The Canadian dollar is the functional currency of the Company and its Canadian subsidiaries, while the U.S. dollar is the functional currency of its US subsidiaries. Foreign currency exposure arises from transactions and balances denominated in currencies other than the functional currency, primarily the U.S. dollar. The Company's potential currency exposures comprise translational exposure in respect of non-functional currency monetary items and transactional exposure in respect of non-functional currency revenues and expenditures.

The following table demonstrates the sensitivity to a 10% strengthening in the Canadian dollar against the U.S. dollar. With all other variables held constant, the Company's shareholders' equity and net loss would both increase/(decrease) due to changes in the carrying value of monetary assets and liabilities. A weakening in the Canadian dollar against the U.S. dollar would have had the equal but opposite effect to the amounts shown below.

	As at December 31,
	2025	2024
Impact on net loss	41,328	49,510
Impact on foreign currency translation	1,126	(1,320)
Total impact on comprehensive income (loss)	42,454	48,190

c) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages liquidity risk by holding sufficient cash and scheduling long-term obligations based on estimated cash inflows. There were no defaults on loans payable during the year.

The following table summarizes the maturities of the Company's financial liabilities as at December 31, 2025, on an undiscounted cash flow basis:

	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	100,272	-	-	-
Long-term debt	56,537	113,075	770,106	-
PER	-	-	-	155,651
Equipment loans	30,846	28,887	1,529	-
Lease liabilities	1,841	3,392	1,803	-
Cariboo Consideration Payable	13,800	50,500	30,500	47,200
Florence Copper Stream(1)	6,744	91,501	-	-
Florence Royalty Obligation	4,536	19,811	19,376	128,119
Derivative liability copper collars	29,165	-	-	-
	243,741	307,166	823,314	330,970

(1)As disclosed in Note 6(c), the Florence Copper Stream has multiple embedded options which, if exercised, will alter the timing and amount of future cashflows. The maturity profile disclosed above assumes the Company exercises the Buy Back Option at the earliest possible date of October 15, 2028.

d) Credit risk

Credit risk is the risk of potential loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risk arising from bank deposits, receivables, marketable securities and investments, and derivatives.  In general, the Company manages its credit exposure by transacting only with reputable counterparties. The Company also monitors the financial condition of its customers and counterparties to contracts. The Company deals with a limited number of counterparties for its metal sales. The Company had two significant customers in 2025 that represented 100% of gross copper concentrate revenues (2024 - three customers accounted for 99% of gross copper concentrate revenues). The trade receivable balance at December 31, 2025 is comprised of four customers (2024 - three customers). No impairments have been recognized on the trade receivables.

e) Fair values of financial instruments

	Level 1	Level 2	Level 3	Total
December 31, 2025
Financial assets and liabilities classified as FVPL
Derivative liability copper collars	-	(29,165)	-	(29,165)
Cariboo contingent performance payable	-	-	(42,862)	(42,862)
Florence Copper Stream and Buy Back Option	-	-	(98,245)	(98,245)
Settlement receivables	10,820	-	-	10,820
Settlement payables	(1,485)	-	-	(1,485)
	9,335	(29,165)	(141,107)	(160,937)
Financial assets designated as FVOCI
Marketable securities	2,409	-	-	2,409
Investment in private companies	-	-	500	500
	2,409	-	500	2,909
December 31, 2024
Financial assets and liabilities classified as FVPL
Derivative asset copper put and call options	-	26,568	-	26,568
Derivative asset fuel call options	-	332	-	332
Cariboo contingent performance payable	-	-	(36,363)	(36,363)
Florence Copper Stream and Buy Back Option	-	-	(67,813)	(67,813)
Settlement receivables	1,460	-	-	1,460
	1,460	26,900	(104,176)	(75,816)
Financial assets designated as FVOCI
Marketable securities	895	-	-	895
Investment in private companies	-	-	500	500
	895	-	500	1,395

The fair value of the senior secured notes, a Level 1 measurement, is determined based upon publicly available information. The fair values of the senior secured notes are $728,782 (2024 - $735,038) and the face value is $685,300 (2024 - $719,250) as at December 31, 2025. The Company has certain financial assets and liabilities that are measured at fair value on a recurring basis and uses the fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value, with Level 1 inputs having the highest priority.

There have been no transfers between fair value levels during the reporting period. The carrying amount of cash, accounts receivables, accounts payable and accrued liabilities approximate their fair value as at December 31, 2025 due to their short-term nature.

The Company's metal concentrate sales contracts are subject to provisional pricing with the selling price adjusted at the end of the quotational period. At each reporting date, the Company's settlement receivable on these contracts are marked-to-market based on a quoted forward price for which there exists an active commodity market.

The Cariboo contingent performance payables (Note 17) and the Florence Copper Stream and Buy Back Option (Note 6c), are each Level 3 instruments, as the inputs to their valuation are not based on observable market data.